INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 23,352,308		$ 29,156,965
Acquisition costs of operating limited partnerships	3,125,005		4,002,609
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(62,998)		(66,361)
Cumulative impairment loss in investment in operating limited partnerships	(3,397,130)		(4,659,927)
Cumulative losses from operating limited partnerships	(22,980,730)		(28,396,831)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2015 (see note A)	(188,624)		(188,624)
The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(407,477)		(447,290)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	437,128		562,650
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(27,468,772)		(27,893,359)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	142,774		166,223
Cumulative impairment loss in investment in operating limited partnerships	3,397,130		4,659,927
Other	(57,517)		77,770
Equity per operating limited partnerships' combined financial statements	(24,145,358)	$ (24,145,358)	(23,062,703)	$ (23,062,703)
Series Fifteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,950,299		5,627,740
Acquisition costs of operating limited partnerships	564,428		816,855
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(3,252)		(4,207)
Cumulative impairment loss in investment in operating limited partnerships	(189,424)		(747,267)
Cumulative losses from operating limited partnerships	(4,322,051)		(5,693,121)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2015 (see note A)	(14,246)		(14,246)
The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(52,671)		(92,484)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	48,582		76,193
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,078,894)		(6,350,536)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	53,151		76,600
Cumulative impairment loss in investment in operating limited partnerships	189,424		747,267
Other	(77,698)		(48,571)
Equity per operating limited partnerships' combined financial statements	(4,932,352)	(4,932,352)	(5,605,777)	(5,605,777)
Series Sixteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	8,042,810		8,577,657
Acquisition costs of operating limited partnerships	1,016,280		1,097,497
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(12,055)		(12,055)
Cumulative impairment loss in investment in operating limited partnerships	(1,326,748)		(1,326,748)
Cumulative losses from operating limited partnerships	(7,720,287)		(8,336,351)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2015 (see note A)	(93,920)		(93,920)
The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(120,021)		(120,021)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(9,143,256)		(8,177,820)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	71,626		71,626
Cumulative impairment loss in investment in operating limited partnerships	1,326,748		1,326,748
Other	289,887		370,412
Equity per operating limited partnerships' combined financial statements	(7,668,936)	(7,668,936)	(6,622,975)	(6,622,975)
Series Seventeen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,742,894		7,335,263
Acquisition costs of operating limited partnerships	508,772		1,052,732
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(16,559)		(18,967)
Cumulative impairment loss in investment in operating limited partnerships	(606,894)		(1,311,848)
Cumulative losses from operating limited partnerships	(3,628,213)		(7,057,180)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2015 (see note A)	(55,606)		(55,606)
The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(207,388)		(207,388)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	132,121		230,032
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(4,426,234)		(5,187,226)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706		6,706
Cumulative impairment loss in investment in operating limited partnerships	606,894		1,311,848
Other	(14,211)		(13,657)
Equity per operating limited partnerships' combined financial statements	(3,957,718)	(3,957,718)	(3,915,291)	(3,915,291)
Series Eighteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,630,054		5,630,054
Acquisition costs of operating limited partnerships	777,180		777,180
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(27,368)		(27,368)
Cumulative impairment loss in investment in operating limited partnerships	(963,351)		(963,351)
Cumulative losses from operating limited partnerships	(5,380,060)		(5,380,060)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2015 (see note A)	(5,588)		(5,588)
The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	237,589		237,589
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,555,949)		(5,062,616)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	11,291		11,291
Cumulative impairment loss in investment in operating limited partnerships	963,351		963,351
Other	(203,969)		(180,536)
Equity per operating limited partnerships' combined financial statements	(4,553,275)	(4,553,275)	(4,036,509)	(4,036,509)
Series Nineteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	1,986,251		1,986,251
Acquisition costs of operating limited partnerships	258,345		258,345
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(3,764)		(3,764)
Cumulative impairment loss in investment in operating limited partnerships	(310,713)		(310,713)
Cumulative losses from operating limited partnerships	(1,930,119)		(1,930,119)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2015 (see note A)	(19,264)		(19,264)
The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(27,397)		(27,397)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	18,836		18,836
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,264,439)		(3,115,161)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		0
Cumulative impairment loss in investment in operating limited partnerships	310,713		310,713
Other	(51,526)		(49,878)
Equity per operating limited partnerships' combined financial statements	$ (3,033,077)	$ (3,033,077)	$ (2,882,151)	$ (2,882,151)